Dear Shareholders:

A positive investment environment has been extended for U.S. investors as the United States economy has continued to expand with few signs of inflation. During the most recent quarter, GDP grew at a 4.8% annual rate versus a current inflation rate of 1%. We believe that business activity will begin to slow over the balance of the year. Corporate profits declined by 2.2%, signifying that rising employment costs are diminishing profit margins. With the prospect of slowing corporate profitability, we believe interest rates on bonds are more likely to fall than rise. Stock prices reflect much of the current good news, and with pressure on profits mounting, stock selection will continue to be of paramount importance.

Winthrop Small Company Value Fund

The Class A shares of the Winthrop Small Company Value Fund returned 10.79% for the six-month period ended April 30, 1998, versus 11.86% for the Russell 2000 Index. Prior to the market decline in May, the market had been favoring smaller growth companies over value oriented names. As typically happens in down market trading, value has done better than growth thus far in a weak second quarter of 1998.

Smaller cap stocks continue to languish against the S&P 500 although at some point continuing record levels of mergers and acquisitions may fuel a reversal. We expect to see continuing takeover activity, as larger cap companies use their generously valued stock as currency to facilitate acquisitions of smaller companies. Since last October, fund holdings Arbor Drugs, First Commerce, MAPCO, R.P. Scherer, and The Sports Authority have all been the subject of takeover bids from larger companies.

Some of the fund's strongest performers in 1998 have been in the home furnishings area, including: Chromcraft Revington, Interface, and La-Z-Boy. Other strong performers include: Banta, Beckman Coulter, Department 56, Jacobs Engineering, LeaRonal, Myers Industries, Poe & Brown, Sunstrand, Unova, and Werner Enterprises. Most of our weakest performers have been in the energy and technology sectors.

Winthrop Growth and Income Fund

For the six months ended April 30, 1998, the Growth and Income Fund Class A shares returned 19.31% versus 22.50% for the S&P 500. Strong performances from financial services and pharmaceutical companies have continued to benefit the Fund. As these stocks have advanced, we have sold some issues that have reached our price objectives. It will continue to be our policy to sell stocks when we believe their potential has been realized, and to redeploy the proceeds into stock we think will represent greater opportunity.

A recent example of our swapping full value for fair value involves our swap from Pfizer into Merck. Over the course of our holding period, Pfizer's shares rose nearly five-fold, as opposed to a two-and-one-half fold increase for Merck during this period. At today's valuations, Pfizer trades at 51 times earnings and Merck trades at 26 times earnings. Although we believe that Pfizer will grow at 18% annually versus our 15% estimate for Merck, at today's prices we believe that Merck has nearly as much potential upside as Pfizer, with much less potential risk of loss.

During the period, we purchased shares in International Flavors and Fragrances
(IFF), the leading maker of fragrances used in perfumes and household products. In 1997, the Company earned 22% on capital, carried no debt, held over $200 million in cash and paid a dividend of 3%. We believe IFF has the potential to grow earnings and dividends in excess of 10% per year and should provide long-term returns to shareholders equal to its growth rate plus its dividend yield. We believe IFF represents an attractive trade-off between risk and potential reward and typifies the type of stock we look to hold in the Winthrop Growth and Income Fund.

Winthrop Growth Fund

For the six months ended April 30, 1998, the Winthrop Growth Fund Class A shares returned 21.70% and the S&P 500 returned 22.50%. Careful stock selection provided successful investments in many sectors. Drugs and industrial stocks were among the best performers. Stocks that performed particularly well included Becton Dickinson, Federal Mogul, Schering-Plough and Tyco International.

Winthrop Fixed Income Fund

Performance of the Winthrop Fixed Income Fund for the six months ended April 30, 1998 was comparable to that of the Lehman Government Corporate Intermediate Index, as the Class A shares of the Fund returned 2.89% vs 3.10% for the Index. The Fund's intermediate, high quality, domestic orientation enabled it to perform well through a volatile period for the world's bond markets. The period saw a fair amount of interest rate volatility, as domestic long-term Treasury interest rates fell and then rose 50 basis points. Likewise, credit risk spreads widened dramatically and then contracted, as events in Asia worsened in the fall of 1997 and then improved in February 1998. As of this writing, domestic interest rates are fairly stable but conditions in Asia are deteriorating once again.

Strategies recently pursued by the Fund were focused on capitalizing on the flattening of the yield curve, and increasing the Fund's exposure to high grade corporate and government agency spread product in an effort to boost yield. Having been more than 20% long the Lehman Index for much of the last 6 months, we elected to realize some gains and reduced the Fund's duration to approximately 112% that of the Index at the end of April. Proceeds from these sales were reinvested into shorter term Treasuries, government agency debt and corporate securities. New corporate credits added include Commercial Credit, Sears Roebuck Acceptance Corp. and MCI Communications Corp. All these securities mature within 5 years and offer additional yield of at least 50 basis points to like maturity Treasuries.

Winthrop Municipal Trust Fund

The dominant theme of the municipal marketplace in the first quarter of 1998 was a 68% increase in supply. The low interest rate environment caused refundings to run twice last year's levels, and new capital issuance for infrastructure improvements was up just shy of 50%. The shape of the yield curve remained relatively stable, unlike the changes in the taxable markets. Volatility at the close of the quarter resulted in better performance in the short end of the curve. Consequently, given supply and interest rate volatility, municipals underperformed taxables with comparable duration. Our performance for the six months ended April 30, 1998 of 1.75% for the Class A shares lagged the index's return of 2.03% since we were slightly longer in maturity than the index. We continued to emphasize the highest quality credits, while looking to take on slightly increased credit risk upon any credit spread widening.

We appreciate your continued support and wish you a most enjoyable summer.

Sincerely,

/s/ G. Moffett Cochran
----------------------
G. Moffett Cochran
President                                        June, 1998



FOCUS FUND HIGHLIGHTS (unaudited)


 Winthrop Growth Fund

    Portfolio Changes for the Six Months Ended April 30, 1998

    Major Purchases                              Major Sales
    Amgen, Inc.(1)                               Anheuser-Busch Cos., Inc.(2)
    Associates First Capital Corp.(1)            CPC International, Inc.(2)
    Avery Dennison Corp.(1)                      Hewlett-Packard Co.(2)
    Dayton Hudson Corp.(1)                       Mead Corp.(2)
    EVI, Inc.(1)                                 Morton International, Inc.(2)
    Hartford Financial Services Group(1)         Penncorp Financial Group(2)
    International Business Machines Corp.(1)     Sears Roebuck & Co.(2)
    Nabisco Holdings Corp.(1)                    Western Atlas, Inc.(2)
    Tosco Corp.(1)

    (1) New Holdings                             (2) Deletions

    Ten Largest Holdings April 30, 1998

                                                                     Percent
                                                       Value         of Fund
                                                   ------------     --------
    BankAmerica Corp. ..........................   $ 4,012,000          3.5%
    Proctor & Gamble Co. .......................     3,829,938          3.3
    American International Group, Inc. .........     3,749,531          3.3
    Freddie Mac ................................     3,742,050          3.3
    Exxon Corp. ................................     3,646,875          3.2
    Microsoft Corp. ............................     3,605,000          3.1
    WorldCom, Inc. .............................     3,422,496          3.0
    Dayton Hudson Corp. ........................     3,230,562          2.8
    Disney (Walt) Co. ..........................     3,145,106          2.7
    Schering-Plough Corp. ......................     3,044,750          2.7
                                                   ------------        ----
                                                   $35,428,308         30.9%
                                                   ============        ====

    Investment Results For the Periods Ended April 30, 1998

                                                  Average Annual Total Return
                                                 ----------------------------
                                                     Winthrop
                                                    Growth Fund
                                                 -----------------
                                                  Without    With
                                                   Load      Load     S&P 500
                                                 --------    -----   --------
    Class A:
        1 year ................................    35.68%    29.23%    41.07%
        5 years ...............................    18.52     17.37     23.25
        10 years ..............................    14.57     14.02     18.93
    Class B:
        1 year ................................    34.82     30.82     41.07
        From inception 2/96 ...................    24.99     24.27     31.01

   The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

   The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

  Winthrop Growth and Income Fund

     Portfolio Changes for the Six Months Ended April 30, 1998

     Major Purchases                                  Major Sales
     Ameren Corp.(1)                                  Cipsco, Inc.(2)
     Amgen, Inc.(1)                                   Guinness PLC ADRs(2)
     Cabot Corp.(1)                                   Hercules, Inc.(2)
     Diageo PLC Sponsored ADRs(1)                     Mellon Bank Corp.(2)
     Hanna (M.A.) Co.(1)                              Pfizer, Inc.(2)
     Helmerich & Payne, Inc.(1)                       United Healthcare Corp.(2)
     International Flavors & Fragrances, Inc.(1)
     Merck & Co., Inc.(1)
     Nucor Corp.(1)
     Seagram Co. Ltd.(1)
     Unova, Inc.(1)

     (1) New Holdings                                 (2) Deletions

     Ten Largest Holdings April 30, 1998
                                                                      Percent
                                                        Value         of Fund
                                                    ------------     --------
     U.S. Bancorp ...............................   $ 7,052,564          3.5%
     Freddie Mac ................................     6,483,750          3.2
     Burlington Northern Santa Fe ...............     5,890,500          2.9
     American International Group, Inc. .........     5,801,906          2.9
     Tyco International Ltd. ....................     4,861,400          2.4
     United Technologies Corp. ..................     4,823,438          2.4
     Raytheon Co. ...............................     4,464,669          2.2
     Sysco Corp. ................................     4,333,875          2.2
     Automatic Data Processing ..................     4,324,162          2.2
     Cognizant Corp. ............................     3,981,262          2.0
                                                   -------------        ----
                                                    $52,017,526         25.9%
                                                   =============        ====

     Investment Results For the Periods Ended April 30, 1998

                                                 Average Annual Total Return
                                                ----------------------------
                                                    Winthrop
                                                   Growth and
                                                   Income Fund
                                                -----------------
                                                 Without    With
                                                  Load      Load     S&P 500
                                                --------    -----   --------
     Class A:
         1 year ................................  39.04%    32.43%    41.07%
         5 years ...............................  20.41     19.24     23.25
         10 years ..............................  15.96     15.39     18.93
     Class B:
         1 year ................................  38.06     34.06     41.07
         From inception 2/96 ...................  26.27     25.57     31.01

   The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

   The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

    Winthrop Small Company Value Fund

       Portfolio Changes for the Six Months Ended April 30, 1998

       Major Purchases                            Major Sales
       AMETEK, Inc.(1)                            Arbor Drugs, Inc.(2)
       Berkeley (W.R.) Corp.(1)                   Bergen Brunswig Corp. Cl. A(2)
       BJ Services Co.(1)                         First Commerce Corp.(2)
       The Colonial Bancgroup, Inc.(1)            Input/Output, Inc.(2)
       Executive Risk, Inc.(1)                    Mapco, Inc.(2)
       Federal Signal Corp.(1)                    MICROS Systems, Inc.(2)
       Horace Mann Educators Corp.(1)             Wiser Oil Co.(2)
       Sonosight, Inc.(1)
       Sundstrand Corp.(1)
       Unova, Inc.(1)
       Vesta Insurance Group, Inc.(1)

       (1) New Holdings                           (2) Deletions

       Ten Largest Holdings April 30, 1998
                                                                    Percent
                                                      Value         of Fund
                                                  ------------     --------
       Carlisle Companies, Inc. ..............    $ 7,719,075          2.3%
       Teleflex, Inc. ........................      7,267,500          2.1
       Banta Corp. ...........................      6,952,000          2.1
       Applied Power, Inc. Cl. A .............      6,854,575          2.0
       FirstMerit Corp. ......................      6,242,500          1.8
       Hanna (M.A.) Co. ......................      6,144,956          1.8
       Belden, Inc. ..........................      5,705,944          1.7
       HSB Group, Inc. .......................      5,497,800          1.6
       Modine Manufacturing Co. ..............      5,477,719          1.6
       Protective Life Corp. .................      5,279,175          1.6
                                                 -------------        ----
                                                  $63,141,244         18.6%
                                                 =============        ====

       Investment Results For the Periods Ended April 30, 1998

                                               Average Annual Total Return
                                              ----------------------------
                                                  Winthrop
                                               Small Company
                                                 Value Fund
                                              -----------------
                                               Without    With     Russell
                                                Load      Load      2000
                                              --------    -----    -----
       Class A:
           1 year ...........................   39.10%    32.50%    42.40%
           5 years ..........................   17.71     16.57     18.46
           10 years .........................   16.06     15.50     14.65
       Class B:
           1 year ...........................   38.12     34.12     42.40
           From inception 2/96 ..............   21.62     20.88     21.65

   The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

   The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Index does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

  Winthrop Fixed Income Fund

     Portfolio Changes for the Six Months Ended April 30, 1998

     Major Purchases                       Major Sales
     Federal Home Loan Bank(1)             United States Treasury Notes(2)
      7.440%, 08/10/01                      7.500%, 10/31/99
     Commercial Credit(1)                  United States Treasury Notes(2)
      8.250%, 11/01/01                      7.750%, 02/15/01
     MCI Communications Corp.(1)           United States Treasury Notes(2)
      6.125%, 04/15/02                      6.250%, 02/28/02
     United States Treasury Notes(1)       United States Treasury Notes(2)
      6.250%, 08/31/02                      7.250%, 08/15/04
     Sears Roebuck Acceptance Corp.(1)     Associates Corp. N.A.(2)
      6.000%, 03/20/03                      6.875%, 11/15/08

     (1) New Holdings                      (2) Deletions



     Portfolio Characteristics April 30, 1998*

     30 Day Yield, Class A: 4.96%          Average Years to Maturity: 6.3 years
     30 Day Yield, Class B: 4.50%          Average Coupon: 7.20%
     Average Rating: AA                    Average Duration: 4.1 years

     * Weighted Averages

     Investment Results For the Periods Ended April 30, 1998

                                                Average Annual Total Return
                                              ------------------------------
                                               Winthrop Fixed
                                                 Income Fund   Lehman Bros.
                                              ---------------  Gov't. Corp.
                                                Without  With  Intermediate
                                                 Load    Load   Bond Index
                                              --------  -----  -------------
           Class A:

               1 year .......................    8.61%   3.45%     8.93%
               5 years ......................    5.31    4.29      6.10
               10 years .....................    8.00    7.48      8.22
           Class B:
               1 year .......................    7.85    3.85      8.93
               From inception 2/96 ..........    5.01    4.14      6.63


   The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

   The Lehman Brothers Government/Corporate Intermediate Bond Index is comprised of securities in the Lehman Brothers Government/Corporate Bond Index that have maturities of 5-10 years. The Lehman Brothers
   Government/Corporate Bond Index includes the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index.

FOCUS FUND HIGHLIGHTS (unaudited)

   Winthrop Municipal Trust Fund

        Portfolio Changes for the Six Months Ended April 30, 1998

        Major Purchases                                    Major Sales
        Texas A&M University Revenue(1)                    Arlington County, Virginia(2)
         5.250%, 05/15/01                                   5.250%, 08/01/98
        Frederick County, Maryland(1)                      University of Texas, Permanent University Funding(2)
         5.200%, 07/01/03                                   4.600%, 07/01/08
        New York State Dormitory Authority Revenue(1)      Missouri State Health & Education Facility(2)
         5.000%, 07/01/06                                   5.100%, 05/15/09
        Metropolitan Water District South(1)               Denver, Colorado City & County Airport(2)
         5.500%, 07/01/10                                   6.750%, 11/15/22 (prerefunded)
        Fort Worth, Texas Higher Education(1)
         5.000%, 03/15/11

        (1) New Holdings                                   (2) Deletions



        Portfolio Characteristics April 30, 1998*

        30 Day Yield, Class A: 3.39%       Average Years to Maturity: 7.9 years
        30 Day Yield, Class B: 2.84%       Average Coupon: 5.95%
        Average Rating: AA                 Average Duration: 5.9 years

        * Weighted Averages

        Investment Results For the Periods Ended April 30, 1998

                                           Average Annual Total Return
                                          ----------------------------
                                         Winthrop Municipal
                                             Trust Fund        Lipper
                                          ----------------- Intermediate
                                           Without    With    Municipal
                                            Load      Load   Fund Index
                                          --------    ----- ------------
        Class A:
            1 year                           7.20%     2.11%     7.06%
            From inception 7/93              4.67      3.61      5.09
        Class B:
            1 year                           6.44      2.44      7.06
            From inception 2/96              4.33      3.45      4.80


   The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

   The Lipper Intermediate Municipal Fund Index is an equally weighted performance index of the 30 largest funds in the Lipper Analytical grouping of intermediate municipal debt funds, adjusted for capital gains and income dividends.

Winthrop Focus Funds--Statement of Investments April 30, 1998 (unaudited)
--------------------------------------------------------------------------------
Winthrop Growth Fund

COMMON STOCKS--96.9%

BASIC MATERIALS--4.4%                Shares     Value
                                     ------     -----
Chemicals-1.8%
Praxair, Inc. .....................  41,400 $2,082,938
                                            ----------
  Industrial gases/special coatings

Metals & Mining-0.6%
Steel Dynamics, Inc.* .............  29,000    663,375
                                            ----------
  Manufacturer of steel

Paper Products-2.0%
Avery Dennison Corp. ..............  43,000  2,252,125
                                            ----------
  Adhesives, labels, office products
                                             4,998,438
                                            ----------
CAPITAL GOODS--9.0%

Aerospace & Defense-2.7%
General Dynamics Corp. ............  37,000  1,563,250
  Builds & designs nuclear
  submarines
Raytheon Co.-Cl. B ................  26,000  1,473,875
                                            ----------
  Defense & commercial electronics:
  construction

                                             3,037,125
                                            ----------
Electrical Equipment-1.1%
Emerson Electric Co. ..............  20,400  1,297,950
                                            ----------
  Manufacturer of electric/electronic
  products

Environmental Control-0.4%
U.S.A. Waste Services, Inc.* ......  10,105    495,777
                                            ----------
  Nonhazardous solid waste management

Machinery-2.2%
Deere & Co. .......................  42,900  2,506,969
                                            ----------
  Largest manufacturer of farm
equipment: construction machinery

Building & Construction-2.6%
Tyco International Ltd. ...........  54,000  2,943,000
                                            ----------
  Fire protection systems: cable: solar
                                            10,280,821
                                            ----------
CONSUMER CYCLICAL--10.6%

Auto Related-1.9%
Federal-Mogul Corp. ...............  20,000  1,293,750
  Manufacturer of bearings:
  transmission products
Lear Seating Corp.* ...............  17,000    910,562
                                            ----------
  Automobile and light truck seating
  systems
                                             2,204,312
                                            ----------
Leisure Related-3.3%
Disney (Walt) Co. .................  25,300  3,145,106
  Diversified international
  entertainment company
Hasbro, Inc. ......................  18,500    681,031
                                            ----------
  Manufacturer of toys & games

                                             3,826,137
                                            ----------
Printing & Publishing-1.0%
Hollinger International, Inc. .....  70,000  1,085,000
                                            ----------
  Newspaper publishing

Retail-General-4.4%
CVS Corp. .........................  24,600  1,814,250
  Retail: health stores, drugs
Dayton Hudson Corp. ...............  37,000  3,230,562
                                            ----------
  Department stores
                                             5,044,812
                                            ----------
                                            12,160,261
                                            ----------


CONSUMER STAPLES--24.0%              Shares     Value
                                     ------     -----

Beverage & Tobacco-4.6%
PepsiCo, Inc. .....................  55,000 $2,182,812
  Provides soft drinks/food
  services
Philip Morris Cos., Inc. ..........  37,500  1,399,219
  Tobacco, brewing, soft drinks
Nabisco Holdings Corp. ............  35,000  1,673,438
                                            ----------
  Manufactures food products

                                             5,255,469
                                            ----------

Drugs-8.0%
American Home Products Corp. ......  20,000  1,862,500
  Drugs, food, household/ware
Amgen, Inc. .......................  39,000  2,325,375
  Research/development of biotech
  products & pharmaceuticals
Merck & Co., Inc. .................  16,500  1,988,250
  Human & animal pharmaceuticals
Schering-Plough Corp. .............  38,000  3,044,750
                                            ----------
  Pharmaceutical/consumer products
                                             9,220,875
                                            ----------
Hospital Supplies & Services-3.4%
Baxter International, Inc. ........  26,000  1,441,375
  Manufacturer & distributor
  hospital/lab products
Becton Dickinson & Co. ............  24,000  1,671,000
  Healthcare products
Columbia Healthcare Corp. .........  25,000    823,438
                                            ----------
  Healthcare facilities/services
                                             3,935,813
                                            ----------
Retail-Food-3.9%
Safeway, Inc. .....................  24,000    918,000
  Food supermarket chain
Sara Lee Corp. ....................  28,000  1,667,750
  Processed foods: consumer
  products
Sysco Corp. .......................  80,000  1,905,000
                                            ----------
  Food distributor & service systems
                                             4,490,750
                                            ----------
Soaps & Toiletries-4.1%
Colgate-Palmolive Co. .............  10,200    914,812
  Household and personal care
Proctor & Gamble Co. ..............  46,600  3,829,938
                                            ----------
  Household, personal care, food
  products
                                             4,744,750
                                            ----------
                                            27,647,657
                                            ----------
ENERGY--8.6%

Oil-Domestic-3.4%
Burlington Resources, Inc. ........  25,000  1,175,000
  Oil & gas exploration,
  development
Texaco, Inc. ......................  30,000  1,845,000
  Explore, produce, transport,
  refine and market crude oil,
  natural gas, etc.
Tosco Corp. .......................  24,000    855,000
                                            ----------
  Refining & distribution of
  Petroleum products
                                             3,875,000
                                            ----------


See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop Growth Fund


                                     Shares      Value
                                     ------      -----
Oil-International-5.2%
EVI, Inc. .........................  19,000 $1,011,750
  Provider of oilfield services
Exxon Corp. .......................  50,000  3,646,875
  World's leading oil company
Unocal Corp. ......................  32,000  1,310,000
                                            ----------
  Oil & gas exploration, development
                                             5,968,625
                                            ----------
                                             9,843,625
                                            ----------
FINANCIAL--20.3%

Banking-9.8%
BankAmerica Corp. .................  47,200  4,012,000
  Diverse financial products
  & services
Firstar Corp. .....................  74,400  2,776,050
  Commercial banking: WI, IL,
  MN, AZ
U.S. Bancorp ......................  18,000  2,286,000
  Commercial banking: midwest
  & northwest U.S.
Wells Fargo & Co. .................   5,900  2,174,150
                                            ----------
  Commercial banking: CA
                                            11,248,200
                                            ----------
Financial Services-5.4%
Associates First Capital Corp. ....  10,000    747,500
  Consumer/commercial finance
Freddie Mac .......................  80,800  3,742,050
  Provides residential mortgage
  funds
Franklin Resources, Inc. ..........  33,000  1,765,500
                                            ----------
  Mutual fund investment advisor
  & servicing
                                             6,255,050
                                            ----------
Insurance-5.1%
American International Group, Inc.   28,500  3,749,531
  International processing
  & related services
Hartford Financial Services Group    19,500  2,159,625
                                            ----------
  Insurance provider
                                             5,909,156
                                            ----------
                                            23,412,406
                                            ----------
TECHNOLOGY--18.7%

Computers-1.5%
International Business Machines
  Corp.                              15,000  1,738,125
                                            ----------
  Largest manufacturer of business
  machines
Electronics-2.8%
First Data Corp. ..................  35,000  1,185,625
  Information processing & related
  services
Intel Corp. .......................  18,000  1,454,625
  Semiconductor processing chips
Molex, Inc.                          21,875    626,172
                                            ----------
  Terminals, connectors, switches
                                             3,266,422
                                            ----------

                                     Shares      Value
                                     ------      -----

Office Equipment-8.4%
Cisco Systems, Inc. ...............  27,000 $1,977,750
  Manufacturer of computer network
  products
Microsoft Corp. ...................  40,000  3,605,000
  Computer software
Peoplesoft, Inc. ..................  30,000  1,395,000
  Manufacturer human resource
  management software
Pitney-Bowes, Inc. ................  56,000  2,688,000
                                            ----------
  Postage and related mailing
  equipment
                                             9,665,750
                                            ----------
Telecommunications-6.0%
BellSouth Corp. ...................  31,400  2,015,487
  Telephone service: south/south
  central U.S.
Northern Telecom Ltd. .............  23,000  1,400,125
  Telecommunications equipment
WorldCom, Inc.* ...................  80,000  3,422,496
                                            ----------
  Long distance telephone services
                                             6,838,108
                                            ----------
                                            21,508,405
                                            ----------
TRANSPORT & SERVICE--1.3%

Airlines-0.5%
AMR Corp. .........................   4,000    609,500
                                            ----------
  Holding co.: American Airlines
Railroads-0.8%
Burlington Northern Santa Fe ......   9,000    891,000
                                            ----------
  Railroad systems operations
   in U.S.
                                             1,500,500
                                            ----------
Total Common Stocks
  (cost $66,149,457) ..............        111,352,113
                                           -----------

                                  Principal
                                   Amount
                                  ---------
COMMERCIAL PAPER--2.9%
Ford Motor Credit Corp.
  5.50%, 05/06/98 ................ ,340,000  1,338,976
  5.51%, 05/07/98 ................1,000,000    999,082
General Electric Capital Corp.
  5.50%, 05/04/98 ................  520,000    519,762
  5.52%, 05/05/98 ................  460,000    459,718
                                            ----------
Total Commercial Paper
  (amortized cost $3,317,538) ....           3,317,538
                                            ----------

TOTAL INVESTMENTS--99.8%
  (cost $69,466,995) .............         114,669,651
                                           -----------
Cash and Other Assets
  Net of Liabilities--0.2% ........            173,569
                                            ----------

NET ASSETS--100.0% ................       $114,843,220
                                          ============

* Non-income producing

See notes to financial statements.

Winthrop Focus Funds--Statement of Investments April 30, 1998 (unaudited)
--------------------------------------------------------------------------------
Winthrop Growth and Income Fund

COMMON STOCKS--93.9%

BASIC MATERIALS--7.1%                Shares      Value
                                     ------      -----
Chemicals-2.4%
Dupont (E.I.) de Nemours & Co. ....  39,600 $2,883,375
  Large chemical co.: oil & gas
Hanna (M.A.) Co. ..................  85,000  1,949,688
                                            ----------
  Specialty chemicals, polymers
                                             4,833,063
                                            ----------
Oil & Gas-4.4%
Amoco Corp. .......................  80,000  3,540,000
  Integrated domestic oil
Cabot Corp. .......................  10,000    359,375
  Oil & gas drilling supplies
Enron Corp. .......................  64,100  3,152,919
  Major natural gas pipeline
  system
San Juan Basin Royalty Trust ...... 185,000  1,480,000
  Royalty gas interest in New
  Mexico
Union Texas Petroleum Holdings,
  Inc.                               15,000    302,813
                                            ----------
  Oil & gas exploration & production
                                             8,835,107
                                            ----------
Steel-0.3%
Nucor Corp. .......................  10,000    599,375
                                            ----------
  Steel joists, angles, rounds
                                            14,267,545
                                            ----------
CAPITAL GOODS/
  CONSTRUCTION--6.9%

Aerospace & Defense-5.9%
General Dynamics Corp. ............  61,200  2,585,700
  Builds & designs nuclear
  submarines
Raytheon Co. ......................  80,900  4,464,669
  Defense & commercial electronics:
  construction
United Technologies Corp. .........  49,000  4,823,438
                                            ----------
  Aerospace, climate control systems
                                            11,873,807
                                            ----------
Building & Construction-0.4%
Martin Marietta Materials, Inc. ...  10,000    469,375
  Aggregates/building materials
RPM, Inc. Ohio ....................  18,750    323,437
                                            ----------
  Protective coatings
                                               792,812
                                            ----------
Industrial Equipment-0.6%
Unova, Inc. .......................  54,000  1,255,500
                                            ----------
  Design & integration of
  manufacturing systems and
  industrial machinery
                                            13,922,119
                                            ----------

CONSUMER PRODUCTS
  & SERVICES--30.3%

Beverages & Tobacco-4.6%
Diageo PLC Sponsored ADRs .........  26,028  1,250,971
  Manufactures food and beverage
  products
Philip Morris Cos., Inc. ..........  90,000  3,358,125
  Tobacco, brewing, soft drinks
RJR Nabisco Holdings Corp. ........  90,000  2,503,125
  Manufactures tobacco and food
  products
Seagram Co. Ltd. ..................  15,000    640,312
  Beverages, film & music
  entertainment


                                     Shares      Value
                                     ------      -----
UST, Inc. .........................  50,000 $1,378,125
                                            ----------
  Snuff, tobacco, wine, spirits

                                             9,130,658
                                            ----------
Containers-1.0%

Bemis, Inc. .......................  44,000  1,958,000
                                            ----------
  Packaging/adhesive products

Drugs-5.3%
Amgen, Inc. .......................  22,000  1,311,750
  Research/development of
  biological products
Merck & Co., Inc. .................  29,000  3,494,500
  Human & animal pharmaceuticals
Pharmacia & Upjohn, Inc. ..........  48,900  2,056,856
  International pharmaceutical &
  biotechnological group of
  companies
Schering-Plough Corp. .............  45,900  3,677,738
                                            ----------
  Pharmaceutical/consumer products
                                            10,540,844
                                            ----------
Foods-2.5%
IBP, Inc. .........................  30,000    618,750
  Produces beef/pork products
Sysco Corp. ....................... 182,000  4,333,875
                                            ----------
  Food distributor & service systems
                                             4,952,625
                                            ----------
Hospital Supplies & Services-1.8%
Abbott Laboratories ...............  44,500  3,254,062
  Diversified line of human
  healthcare products & services
Sun Healthcare Group, Inc. ........  25,000    418,750
                                            ----------
  Operates long-term care facilities
                                             3,672,812
                                            ----------
Household Furniture-1.1%

Leggett & Platt, Inc. .............  44,000  2,285,250
                                            ----------
  Manufacture springs, etc. for
  furniture, bedding

Leisure-2.8%
Cedar Fair LP ..................... 111,400  2,952,100
  Owns and operates amusement
  parks
Disney (Walt) Co. .................  20,739  2,579,413
                                            ----------
  Diversified international
  entertainment company
                                             5,531,513
                                            ----------
Printing & Publishing-1.4%
New York Times Co. Cl. A ..........  40,000  2,837,500
                                            ----------
  Publishes newspapers & magazines

Retail-Food & Drugs-1.9%
Walgreen Co. ...................... 109,600  3,781,200
                                            ----------
  Major retail drug chain

Retail-General-3.2%
Federated Department Stores, Inc.    54,000  2,656,125
  Operates department stores
  in U.S.
Newell Co. .......................   77,500  3,744,219
                                            ----------
  Manufacturer of high volume
  staple consumer products
                                             6,400,344
                                            ----------

See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop Growth and Income Fund


                                     Shares      Value
                                     ------      -----
Soaps & Toiletries-4.7%
Gillette Co. ......................  26,800 $3,093,725
  Shaving, personal care products
International Flavors &
  Fragrances, Inc. ................  62,500  3,058,594
  Develops & manufactures flavor &
  fragrance products
Procter & Gamble Co. ..............  40,400  3,320,375
                                            ----------
  Household, personal care, food
  products
                                             9,472,694
                                            ----------
                                            60,563,440
                                            ----------
ENERGY--4.7%
Oil-Domestic-0.8%
Helmerich & Payne, Inc. ...........  49,000  1,494,500
                                            ----------
  Contract driller: oil & gas
  production

Oil-Supplies & Construction-3.9%
Halliburton Co. ...................  36,000  1,980,000
  Oil well services: engineering &
  construction
Union Pacific Resources Group ..... 101,500  2,423,313
  Oil & gas exploration,
  development, production
Western Atlas, Inc. ...............  44,000  3,476,000
                                            ----------
  Oilfield information service/
  automation systems
                                             7,879,313
                                            ----------
                                             9,373,813
                                            ----------
FINANCIAL SERVICES--22.0%

Banking-9.1%
BankAmerica Corp. .................  43,600  3,706,000
  Diverse financial products
  & services
Household International, Inc. .....   5,000    657,187
  Finance & banking services
Republic NY Corp. .................  26,100  3,490,875
  Commercial banking: NY &
  worldwide
U.S. Bancorp ......................  55,532  7,052,564
  Commercial banking: OR & WA
Wells Fargo & Co. .................   9,000  3,316,500
                                            ----------
  Commercial banking: CA
                                            18,223,126
                                            ----------
Insurance-8.4%
Allmerica Financial Corp. .........  38,136  2,388,267
  Insurance and financial services
  & products
American International Group, Inc.   44,100  5,801,906
  International insurance holding
  company
Amerin Corp.* .....................  40,000  1,272,500
  Mortgage insurance
Financial Security Assurance
  Holding .........................  30,000  1,796,250
  Insure asset-backed securities
Hartford Financial Services Group    26,900  2,979,175
  Insurance provider
HSB Group, Inc. ...................  20,000  1,320,000
  Insurance/engineering services
Progressive Corp. .................  10,100  1,367,919
                                            ----------
  Insurance holding company
                                            16,926,017
                                            ----------

                                     Shares      Value
                                     ------      -----
Other-4.5%
Block (H&R), Inc. .................  55,000 $2,475,000
  Tax, computer & personal services
Freddie Mac ....................... 140,000  6,483,750
                                            ----------
  Provides residential mortgage
  funds
                                             8,958,750
                                            ----------
                                            44,107,893
                                            ----------
PUBLIC UTILITIES--3.3%

Electric-1.0%
Ameren Corp. ......................  38,110  1,510,109
  Holding co.: Central IL Public
  Service
Edison International ..............  20,000    596,250
                                            ----------
  Holding co.: Southern CA Edison
                                             2,106,359
                                            ----------
Gas-1.0%
Consolidated Natural Gas Co. ......  15,000    862,500
  Integrated natural gas systems
New Jersey Resources Corp. ........  28,000  1,057,000
                                            ----------
  Supplies gas in New Jersey
                                             1,919,500
                                            ----------
Telephone-1.3%
GTE Corp. .........................  45,000  2,629,687
                                            ----------
  Telephone holding company;
  manufacturing
                                             6,655,546
                                            ----------
SCIENCE & TECHNOLOGY--11.2%

Computers-6.7%
Automatic Data Processing .........  64,600  4,324,162
  Computer services
Cisco Systems, Inc. ...............  30,000  2,197,500
  Manufacture computer network
  products
Cognizant Corp. ...................  77,400  3,981,262
  Medical/technical industrial
  information systems
First Data Corp. ..................  87,000  2,947,125
                                            ----------
  Information processing & related
  services
                                            13,450,049
                                            ----------
Electronics-1.3%
Arrow Electronics, Inc.* ..........  47,000  1,283,687
  Distributes electronic
  components
Motorola, Inc. ....................  22,300  1,240,437
                                            ----------
  Semiconductors: communications
  equipment
                                             2,524,124
                                            ----------
Telecommunications-3.2%
Comcast Corp.-Special Cl. A .......  67,450  2,415,553
  Cable TV/sound communications
  systems
Cox Communication, Inc. Cl. A* ....  20,000    892,500
  Cable TV/communications services
NTL, Inc.* ........................  37,333  1,455,987
  Telecommunications services
Vodaphone Group ADRs ..............  15,626  1,717,883
                                            ----------
  British cellular operator
                                             6,481,923
                                            ----------
                                            22,456,096
                                            ----------

See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop Growth and Income Fund

TRANSPORT &
  SERVICE--2.9%                      Shares      Value
                                     ------      -----
Railroads-2.9%
Burlington Northern Santa Fe ......  59,500 $5,890,500
                                            ----------
  Railroad systems operations in
  U.S.

MISCELLANEOUS--5.5%

Diversified-4.2%
Loews Corp. .......................  35,000  3,502,188
  Tobacco; hotel; insurance
  subsidiary
Tyco International Ltd. ...........  89,200  4,861,400
                                            ----------
  Fire protection systems: cable,
  solar
                                             8,363,588
                                            ----------
Limited Partnership-Timber-0.8%
Plum Creek Timber Co. LP ..........  50,000  1,600,000
                                            ----------
  Lumber and wood products

Real Estate Investment Trust-0.5%
General Growth Properties .........  30,000  1,076,250
                                            ----------
  Real estate investment trust
                                            11,039,838
                                            ----------
Total Common Stocks
  (cost $109,017,752) .............        188,276,790
                                           -----------
CONVERTIBLE
  PREFERRED STOCK--0.9%
  (cost $1,108,393)
Airtouch Communications, Inc. Cl. B
  Cv. Pfd. 6.000% .................  40,728  1,807,305
                                            ----------
  Wireless communications services

U.S. GOVERNMENT
  AGENCIES--0.5%
  (amortized cost $979,076)
Federal National Mortgage
  Association 7.400%, 07/01/04   $1,000,000  1,076,480
                                            ----------


U.S. GOVERNMENT                   Principal
  OBLIGATIONS--3.9%                 Amount     Value
                                  ---------    -----
United States Treasury Strips
  0.000%, 05/15/11 .............   ,425,000 $  659,233
  0.000%, 11/15/11 .............  3,000,000  1,345,680
  0.000%, 02/15/12 .............  3,100,000  1,368,278
  0.000%, 11/15/14 .............  4,000,000  1,485,440
  0.000%, 11/15/18 ............. 10,294,000  2,990,406
                                            ----------
Total U.S. Government Obligations
  (amortized cost $6,821,997)                7,849,037
                                            ----------
COMMERCIAL PAPER--0.4%
Ford Motor Credit Corp.
  5.500%, 05/06/98 .............    140,000    139,893
  5.510%, 05/07/98 .............    480,000    479,559
General Electric Capital Corp.
  5.500%, 05/04/98 .............    210,000    209,904
                                            ----------

Total Commercial Paper
  (amortized cost $829,356) ....               829,356
                                            ----------

TOTAL INVESTMENTS--99.6%
  (cost $118,756,575) ..........           199,838,968
                                           -----------

Cash and Other Assets
  Net of Liabilities--0.4% .....               744,186
                                            ----------

NET ASSETS--100.0% .............          $200,583,154
                                          ============

* Non-income producing

See notes to financial statements.

Winthrop Focus Funds--Statement of Investments April 30, 1998 (unaudited)
--------------------------------------------------------------------------------
Winthrop Small Company Value Fund

COMMON STOCKS--99.5%

BASIC MATERIALS--6.3%                Shares      Value
                                     ------      -----
Chemicals-4.5%
Cambrex Corp. .....................  75,000 $4,162,500
  Producer of specialty chemicals
Hanna (M.A.) Co. .................. 267,900  6,144,956
  Specialty chemicals, polymers
LeaRonol, Inc. .................... 168,400  4,799,400
                                            ----------
  Electroplating process
                                            15,106,856
                                            ----------
Paper-1.8%
Carauster Industries, Inc. ........  59,400  2,034,450
  Manufactures low-cost recycled
  paperboard

Wausau-Mosinee Paper Corp. ........ 186,000  3,940,875
                                            ----------
  Printing, writing, specialty
  paper
                                             5,975,325
                                            ----------
                                            21,082,181
                                            ----------
CAPITAL GOODS/
  CONSTRUCTION--23.3%

Aerospace-3.4%
Sunstrand Corp. ...................  60,000  4,143,750
  Aerospace parts: power
  transmissions
Teleflex, Inc. .................... 171,000  7,267,500
                                            ----------
  Aerospace controls; medical
  products
                                            11,411,250
                                            ----------
Building & Construction-11.5%
Applied Industrial
  Technology, Inc. ................ 128,475  3,260,053
  Independent distributor of
  industrial parts & products
Applied Power, Inc. Cl. A ......... 183,400  6,854,575
  Manufactures hydraulic
  industrial/construction
  equipment materials
Carlisle Companies, Inc. .......... 152,100  7,719,075
  Manufactures rubber, plastic,
  metal products
CLARCOR, Inc. ..................... 109,575  2,458,589
  Manufactures filtration/consumer
  products
Lydall, Inc. ...................... 212,100  3,937,106
  Engineered fiber materials
Osmonics, Inc.* ................... 174,900  2,634,431
  Reverse osmosis/ultrafiltration
Regal Beloit Corp. ................ 121,000  3,720,750
  Manufactures tools and power
  transmissions
RPM, Inc. Ohio .................... 205,937  3,552,413
  Manufactures tools and power
  transmissions
Unova, Inc.* ...................... 208,600  4,849,950
                                            ----------
  Design & integration of
  manufacturing systems and
  industrial machinery
                                            38,986,942
                                            ----------

                                    Shares      Value
                                    ------      -----
Electrical Equipment-7.2%

AMETEK, Inc. ......................  88,000 $2,678,500
  Manufactures instruments/electric
  motors
AptarGroup, Inc. ..................  84,300  5,268,750
  Manufacturer of packaging
  components: pumps, valves
Belden, Inc. ...................... 137,700  5,705,944
  Manufacturer of electrical wire,
  cable
Dallas Semiconductor Corp. ........  98,000  3,779,125
  Manufactures high-performance
  circuits
Hadco Corp.* ......................  85,500  3,270,375
  Manufactures printed circuits
Woodhead Industries, Inc. ......... 197,800  3,708,750
                                            ----------
  Electrical specialty products
                                            24,411,444
                                            ----------
Environment Control-1.2%
Donaldson, Inc. ................... 166,800  4,232,550
                                            ----------
  Engine air cleaners, mufflers
                                            79,042,186
                                            ----------
CONSUMER CYCLICAL--25.0%

Apparel/Textile-3.7%
Interface, Inc. Cl. A .............  81,300  3,450,169
  Manufacturer of carpet/tile
Unifi, Inc. ....................... 135,500  5,191,344
  Texturizing polyester yarns
Unitog Co. ........................ 152,500  3,774,375
                                            ----------
  Rent/sell industrial uniforms
                                            12,415,888
                                            ----------
Auto Related-5.6%
Amcast Industrial Corp. ........... 134,700  2,904,469
  Technology-intensive metal
  products
Donnelly Corp. Cl. A .............. 113,250  2,265,000
  Manufactures auto glass products
Modine Manufacturing Co. .......... 147,300  5,477,719
  Auto parts: heating,
  air-conditioning
Myers Industries, Inc. ............ 192,924  4,798,984
  Tire service/plastic products
Smith (A.O.) Corp. ................  77,000  3,474,625
                                            ----------
  Automotive products, electric
  motors, piping systems
                                            18,920,797
                                            ----------
Food Service/Lodging-3.8%

Marcus Corp. ...................... 207,975  3,678,558
  Hotels, restaurants, theaters
Rare Hospitality
  International, Inc.* ............  62,300    809,900
  Operates franchise restaurants
Sbarro, Inc. ...................... 111,800  3,298,100
  Italian fast food restaurant
Universal Foods Corp. ............. 103,400  5,228,163
                                            ----------
  Specialty products: yeast, cheese
                                            13,014,721
                                            ----------


See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop Small Company Value Fund


                                    Shares        Value
                                    ------        -----
Household Furniture/

Appliances-4.2%
Chromcraft Revington, Inc.* ....... 110,800 $4,293,500
  Designs/manufactures furniture
HON Industries, Inc. .............. 132,000  4,224,000
  Manufacturer of office furniture/
  home building products
La-Z-Boy, Inc. ....................  82,400  4,310,550
  Manufacturer of reclining chairs
Rival Co. .........................  82,000  1,317,125
                                            ----------
  Small household appliances and
  personal care products
                                            14,145,175
                                            ----------
Leisure Related-1.4%
K2, Inc. .......................... 163,200  3,702,600
  Snow skis, fish tackle, industrial
  products
The Sports Authority, Inc.* .......  66,000  1,159,125
                                            ----------
  Sporting goods superstores
                                             4,861,725
                                            ----------
Printing & Publishing-5.2%
American Business Products,
  Inc. ............................ 111,600  2,580,750
  Business forms and supplies
Banta Corp. ....................... 217,250  6,952,000
  Printing/graphic/video services
Lee Enterprises, Inc. ............. 136,200  4,264,762
  Newspaper publishing: radio, TV
Meredith Corp. ....................  88,000  3,784,000
                                            ----------
  Publishing, broadcasting, real estate
  & cable TV
                                            17,581,512
                                            ----------
Retail-General-1.1%
Department 56, Inc. ............... 100,800  3,622,500
                                            ----------
  Distributor of collectibles & gifts
                                            84,562,318
                                            ----------
CONSUMER STAPLES--9.4%

Drugs-1.4%
Scherer (R.P.) Corp.* .............  38,300  2,795,900
  Manufacturer of drug delivery
  systems
West Co., Inc. ....................  64,100  1,979,088
                                            ----------
  Pharmaceutical packaging
                                             4,774,988
                                            ----------
Foods-1.0%
Flowers Industries, Inc. .......... 164,325  3,512,447
                                            ----------
  Baked, convenience, snack food

Hospital Supplies & Services-5.5%
ATL Ultrasound, Inc. ..............  30,000  1,451,250
  Medical ultrasound systems
Bard (C.R.), Inc. .................  93,000  3,330,562
  Hospital, surgical specialties
Beckman Instruments, Inc. .........  87,600  4,878,225
  Manufactures laboratory instruments
Morrison Health Care, Inc. ........  10,100    207,050
  Health care, food/nutrition
  services
Quorum Health Group, Inc. ......... 127,500  4,095,938
  Owns, operates acute care
  hospitals


                                    Shares        Value
                                    ------        -----
Sierra Health Services* ...........  90,600 $3,482,438
  Healthcare provider
Sonosight, Inc.* ..................  10,000     81,875
  Develops ultrasound equipment
SpaceLabs Medical, Inc.* ..........  59,400  1,061,775
                                            ----------
  Manufactures patient monitoring
  products
                                            18,589,113
                                            ----------
Retail-Food & Drugs-1.5%
Hannaford Brothers Co. ............  74,600  3,315,037
  Distributor: food/supermarkets
Luby's Cafeterias, Inc. ...........  95,300  1,828,569
                                            ----------
  Cafeteria style restaurants
                                             5,143,606
                                            ----------
                                            32,020,154
                                            ----------
ENERGY--4.2%

Oil-Domestic-2.5%
Helmerich & Payne ................. 149,900  4,571,950
  Contract driller: oil & gas
  production
KN Energy, Inc. ...................  67,600  3,967,275
                                            ----------
  Natural gas, mineral resources
                                             8,539,225
                                            ----------
Oil-Supplies & Construction-1.7%
BJ Services Co. ...................  90,000  3,375,000
  Oil & gas well pressure pumping
  service
Tidewater, Inc. ...................  59,100  2,341,838
                                            ----------
  Offshore service vessels

                                             5,716,838
                                            ----------
                                            14,256,063
                                            ----------
FINANCIAL--15.6%

Banks-4.6%
The Colonial BancGroup, Inc. ......  55,000  1,973,125
  Commercial banking: AL
First American Corp. of Tennessee    84,700  4,176,769
  Commercial banking: TN
FirstMerit Corp. .................. 220,000  6,242,500
  Commercial banking: OH
First Virginia Banks, Inc. ........  57,300  3,201,637
                                            ----------
  Commercial banking: VA

                                            15,594,031
                                            ----------
Insurance-11.0%
Berkley (W.R.) Corp. ..............  35,000  1,631,875
  Regional insurance companies
Executive Risk, Inc. ..............  38,000  2,534,125
  Underwrites liability insurance
HSB Group, Inc. ...................  83,300  5,497,800
  Insurance/engineering
Horace Mann Educators Corp. .......  73,000  2,509,375
  Insurance holding: property,
  casualty, life
NAC Re Corp. ......................  85,300  4,265,000
  Holding co.: reinsurance
Old Republic International Corp.    105,200  4,760,300
  Insurance: life, disability,
  property, casualty


See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop Small Company Value Fund


                                    Shares      Value
                                    ------      -----
Poe & Brown, Inc. ................. 110,400 $4,347,000
  General insurance agency
Protective Life Corp. ............. 142,200  5,279,175
  Financial service provider
ReliaStar Financial Corp. .........  90,000  4,106,250
  Insurance/financial services
Vesta Insurance Group, Inc. .......  40,000  2,265,000
                                            ----------
  Property & casualty insurance
                                            37,195,900
                                            ----------
                                            52,789,931
                                            ----------
PUBLIC UTILITIES--2.3%

Gas-2.3%
National Fuel Gas Co. .............  81,000  3,726,000
  Natural gas utility holding
  company
WICOR, Inc. .......................  85,450  4,096,259
                                            ----------
  Utility holding: Wisconsin gas
                                             7,822,259
                                            ----------
TECHNOLOGY--5.5%

Electronics-3.8%
Black Box Corp.* ..................  30,000    997,500
  Market/provide technical service
  for communications/networking
  equipment & systems
Mark IV Industries, Inc. .......... 170,250  3,585,891
  Power transfer equipment/audio
  transfer equipment
Methode Electronics, Inc. Cl. A ... 251,650  4,026,400
  Electronic component devices
Pioneer Standard Electronics, Inc.  350,450  4,402,528
                                            ----------
  Distributor: electronic components
                                            13,012,319
                                            ----------
Office Equipment-1.7%
Hunt Manufacturing Corp. .......... 158,500  3,922,875
  Manufactures & distributes
  office and art products
Miller (Herman), Inc. .............  55,000  1,660,312
                                            ----------
  Manufacturer of office furniture
                                             5,583,187
                                            ----------
                                            18,595,506
                                            ----------
TRANSPORT & SERVICE--3.6%

Professional Services-2.1%
CDI Corp.* ........................  78,000  3,017,625
  Engineering & technical services
Jacobs Engineering Group, Inc.* ... 121,650  4,060,069
                                            ----------
  Temporary help services
                                             7,077,694
                                            ----------

                                    Shares       Value
                                    ------       -----

Trucking & Shipping-1.5%
Werner Enterprises, Inc. .......... 207,000 $4,993,875
                                            ----------
  Motor carrier: general freight
                                            12,071,569
                                            ----------
MISCELLANEOUS--4.3%

Diversified-3.3%
Brady (W.H.) Cl. A ................ 107,700  3,284,850
  Manufactures adhesives & coatings
Federal Signal Corp. ..............  80,000  1,715,000
  Special trucks, tools, signals
Precision Castparts Corp. .........  35,000  2,174,375
  Castings for aircraft engines
Ruddick Corp. ..................... 220,700  3,958,806
                                            ----------
  Food supermarkets; thread/yarn
                                            11,133,031
                                            ----------
Real Estate Investment Trust-1.0%
Merry Land & Investment Co., Inc.   167,000  3,517,437
                                            ----------
  Acquisition, development &
  operation of income producing
  properties
                                            14,650,468
                                            ----------
Total Common Stocks
  (cost $224,675,246)                      336,892,635
                                           -----------

COMMERCIAL PAPER--0.2%
                                   Principal
                                    Amount
                                   ---------
Ford Motor Credit Corp.
  5.50%, 05/06/98 ............... $ 625,000    624,523
  5.51%, 05/07/98 ...............   160,000    159,853
                                            ----------
Total Commercial Paper
  (amortized cost $784,376) .....              784,376
                                            ----------
TOTAL INVESTMENTS--99.7%
  (cost $225,459,622) ...........          337,677,011
                                           -----------
Cash and Other Assets
  Net of Liabilities--0.3% ......            1,032,922
                                            ----------
NET ASSETS--100.0% ..............         $338,709,933
                                          ============


* Non-income producing

See notes to financial statements.

Winthrop Focus Funds--Statement of Investments April 30, 1998 (unaudited)
-------------------------------------------------------------------------
Winthrop Fixed Income Fund


                                       Principal
                                         Amount               Value
                                       -----------           --------
U.S. GOVERNMENT
  OBLIGATIONS--40.0%
United States Treasury Bonds

  9.375%, 02/15/06..................... $1,500,000           $1,836,255
  7.250%, 05/15/16.....................  2,000,000            2,273,140
United States Treasury Notes
  7.750%, 01/31/00.....................  2,000,000            2,071,140
  5.375%, 02/15/01.....................  1,500,000            1,491,240
  8.000%, 05/15/01.....................  1,400,000            1,492,246
  7.500%, 11/15/01.....................  2,700,000            2,858,976
  6.250%, 08/31/02.....................  4,400,000            4,496,404
  5.750%, 04/30/03.....................  5,700,000            5,726,904
                                                              ---------
Total U.S. Government Obligations
  (cost $21,997,204).....................                    22,246,305
                                                             ----------

U.S. GOVERNMENT
  AGENCIES--29.9%

Federal Home Loan Bank
  7.440%, 08/10/01.....................  2,300,000            2,410,032
  7.360%, 07/01/04.....................  3,385,000            3,636,979

Federal Home Loan Mortgage Corp.
  Pool #90350 7.000%, 07/01/99.........    764,010              775,231
  Pool #220016 8.750%, 10/01/01........      3,854                3,957
  6.875%, 11/22/06.....................    500,000              510,120
  Pool #260499 10.000%, 04/01/16.......     35,356               38,493
  Pool #292065 8.500%, 04/01/17........  1,546,632            1,628,797
  Pool #606523 7.721%, 10/01/19........    776,776              802,021

Federal National Mortgage Assn.
  8.550%, 08/30/99.....................    400,000              414,200
  Pool #312088 7.000%, 06/01/02........  1,860,122            1,886,861
  Pool #76368 9.250%, 09/01/03.........     68,709               72,144
  Pool #76378 9.250%, 09/01/03.........    174,473              183,197
  8.250%, 10/12/04.....................    600,000              620,346
  8.400%, 10/25/04.....................    650,000              674,050
  6.950%, 11/13/06.....................  1,000,000            1,022,800
  Pool #270674 9.000%, 09/01/17........    542,526              574,061
  Pool #224635 9.000%, 09/01/20........    190,982              202,083
  Pool #124211 7.410%, 12/01/21........    870,186              890,309

Government National Mortgage Assn.
  Pool #93401 9.500%, 01/15/10.........    245,514              264,694
  Pool #296254 9.500%, 09/15/20........     10,355               11,222
                                                             ----------
Total U.S. Government Agencies
  (cost $16,418,236)...................                      16,621,597
                                                             ----------


                                       Principal
                                         Amount               Value
                                       -----------           --------

CORPORATE
  BONDS--28.3%

Foreign-2.3%
Santander Financial Issuances
  7.250%, 05/30/06..................... $1,250,000          $ 1,301,562
                                                             ----------
Consumer Products & Services-2.8%
Anheuser Busch Cos.
  7.000%, 09/01/05.....................  1,000,000            1,028,750
Coca-Cola Enterprises
  7.000%, 10/01/26.....................    500,000              531,875
                                                             ----------
                                                              1,560,625
                                                             ----------
Financial-9.9%
Commercial Credit
  8.250%, 11/01/01.....................  2,000,000            2,137,500
Sears Credit Account Master Trust
  Series
  1995-2 8.100%, 06/15/04..............  1,500,000            1,555,064

Sears Roebuck Acceptance Corp.
  6.000%, 03/20/03.....................  1,850,000            1,831,500
                                                             ----------
                                                              5,524,064
                                                             ----------
Industrial-2.9%
Dupont (E.I.) de Nemours & Co.
  8.500%, 02/15/03.....................  1,500,000            1,591,875
                                                             ----------
Public Utilities-8.6%
MCI Communications Corp.
  6.125%, 04/15/02.....................  1,000,000              996,250
Oklahoma Gas & Electric
  6.500%, 07/15/17.....................  3,000,000            3,086,250
Union Oil of California
  8.900%, 06/12/98.....................    700,000              701,834
                                                             ----------
                                                              4,784,334
                                                             ----------
Technology-1.8%
Xerox Corp.
  6.250%, 11/15/26.....................  1,000,000            1,016,250
                                                             ----------
Total Corporate Bonds
  (cost $15,459,600)...................                      15,778,710
                                                             ----------

TOTAL INVESTMENTS--98.2%
  (cost $53,875,040)...................                      54,646,612
                                                             ----------
Cash and Other Assets
  Net of Liabilities--1.8%.............                         998,699
                                                             ----------
 ASSETS--100.0%........................                     $55,645,311
                                                             ----------
                                                             ----------
See notes to financial statements.

Winthrop Focus Funds--Statement of Investments April 30, 1998 (unaudited)
-------------------------------------------------------------------------
Winthrop Municipal Trust Fund


                                       Principal
                                         Amount               Value
                                       -----------           --------

MUNICIPAL
  BONDS--101.6%

Arizona-5.9%

Chandler, Arizona Street & Highway
  Revenue
  6.900%, 07/01/14..................... $1,000,000           $1,138,750
Phoenix, Arizona Civic Improvement Corp.
  6.130%, 07/01/14.....................  1,000,000            1,092,500
                                                             ----------
                                                              2,231,250
                                                             ----------
California-6.4%
California State
  6.500%, 09/01/10.....................  1,000,000            1,161,250
Metropolitan Water District South
  5.500%, 07/01/10.....................  1,200,000            1,275,000
                                                             ----------
                                                              2,436,250
                                                             ----------
Colorado-4.5%
Denver, Colorado City &
  County Airport
  6.750%, 11/15/22.....................  1,580,000            1,704,425
                                                             ----------
Florida-3.5%
Lakeland, Florida Electric & Water Revenue
  5.900%, 10/01/08.....................  1,200,000            1,317,000
                                                             ----------
Illinois-12.1%
Chicago, Illinois Metropolitan Water
  Reclamation District
  5.750%, 12/01/01.....................  1,000,000            1,053,750
Chicago, Illinois Metropolitan Water
  Reclamation District
  7.000%, 01/01/11.....................  1,000,000            1,192,500
Chicago, Illinois O'Hare International
  Airport
  5.500%, 01/01/08.....................  1,000,000            1,051,250
Cook County, Illinois Ser. B
  5.750%, 11/15/04.....................  1,215,000            1,301,569
                                                             ----------
                                                              4,599,069
                                                             ----------
Indiana-2.9%
Indiana University Revenue

  Student Fee Ser. K
  6.500%, 08/01/05.....................  1,000,000            1,115,000
                                                             ----------
Iowa-2.8%
Iowa Student Loan Liquidation Corp.
  6.800%, 03/01/05.....................  1,000,000            1,080,000
                                                             ----------
Maryland-5.4%
Frederick County, Maryland
  5.200%, 07/01/03.....................  1,000,000            1,038,750
Maryland State & Local Facilities
  5.000%, 08/01/08.....................  1,000,000            1,031,250
                                                             ----------
                                                              2,070,000
                                                             ----------
Massachusetts-5.6%
Massachusetts State
  Refunding Ser. B
  5.500%, 11/01/07.....................  1,000,000            1,062,500
Massachusetts State Water
  Resources Ser. B
  5.700%, 11/01/02.....................  1,000,000            1,058,750
                                                             ----------
                                                              2,121,250
                                                             ----------
Mississippi-2.7%
Mississippi State Ser. E
  5.300%, 09/01/08.....................  1,000,000            1,040,000
                                                             ----------



                                       Principal
                                         Amount               Value
                                       -----------           --------
New York-8.4%
New York City, New York Ser. G
  5.750%, 02/01/08..................... $1,000,000           $1,052,500
New York State Dormitory Authority
  Revenue
  6.500%, 05/15/06.....................  1,000,000            1,117,500
New York State Dormitory Authority
  Revenue
  5.000%, 07/01/06.....................  1,000,000            1,025,000
                                                             ----------
                                                              3,195,000
                                                             ----------
Ohio-2.8%
Ohio State Water Development
  Authority Revenue
  5.750%, 06/01/04.....................  1,000,000            1,066,250
                                                             ----------
Oklahoma-4.5%
Grand River Dam Authority, Oklahoma
  6.250%, 06/01/11.....................  1,500,000            1,702,500
                                                             ----------
Puerto Rico-5.6%
Puerto Rico Commonwealth Refunding
  5.100%, 07/01/02.....................  1,000,000            1,030,000
Puerto Rico Electric Power Authority
  Revenue
  6.000%, 07/01/11.....................  1,000,000            1,115,000
                                                             ----------
                                                              2,145,000
                                                             ----------
Tennessee-2.9%
Memphis, Tennessee Electric System
  6.000%, 01/01/05.....................  1,000,000            1,087,500
                                                             ----------

Texas-20.1%
Fort Worth, Texas Higher Education
  5.000%, 03/15/11.....................  1,000,000            1,002,500

Gulf Coast Waste Disposal Authority,
  Texas
  4.35%, 06/01/24.....................     800,000              800,000

Lewisville, Texas Independent School
  District
  6.000%, 08/15/01.....................  1,000,000            1,053,750
Port Authority of Houston, Texas
  5.380%, 10/01/05.....................  1,275,000            1,345,125
San Antonio, Texas Electric & Gas
  5.000%, 02/01/12.....................  1,000,000            1,006,250

Texas A & M University
  5.250%, 05/15/01.....................  1,300,000            1,329,250
Texas State Refunding Ser. A
  6.000%, 10/01/08.....................  1,000,000            1,107,500
                                                             ----------
                                                              7,644,375
                                                             ----------
Washington-5.5%
Washington State Public Power Supply
  7.100%, 07/01/00.....................  1,000,000            1,058,750
Washington State Public Power Supply
  5.500%, 07/01/10.....................  1,000,000            1,041,250
                                                             ----------
                                                              2,100,000
                                                             ----------

TOTAL INVESTMENTS--101.6%
  (cost $37,660,253)...................                      38,654,869
                                                             ----------
Liabilities Net of Cash
  and Other Assets--(1.6%).............                        (608,641)
                                                             ----------
NET ASSETS--100.0%.....................                     $38,046,228
                                                            -----------
                                                            -----------

See notes to financial statements.


Winthrop Focus Funds--Statement of Assets and Liabilities April 30, 1998 (unaudited)
------------------------------------------------------------------------------------



                                                                              Small         Fixed
                                                 Growth      Growth and      Company       Income       Municipal
                                                  Fund       Income Fund   Value Fund       Fund       Trust Fund
                                             ------------   ------------  ------------   -----------   -----------

Assets:
     Investments in securities, at value
      (cost $69,466,995, $118,756,575,
      $225,459,622, $53,875,040, and
      $37,660,253, respectively)...........  $114,669,651   $199,838,968  $337,677,011   $54,646,612  $38,654,869
     Cash..................................        22,555          3,815       100,923            --           --
     Receivable for investment
      securities sold......................            --             --     1,081,884     7,385,574           --
     Receivable for capital stock sold.....       272,935        884,675       477,988        80,521      303,300
     Dividends and interest receivable.....        86,234        199,988       192,050       864,293      613,472
     Reimbursement due from advisor........            --             --            --       109,910       51,894
     Deferred organization costs (Note A)..            --             --            --            --        5,160

                                             ------------   ------------  ------------   -----------  -----------
        Total assets                          115,051,375    200,927,446   339,529,856    63,086,910   39,628,695
                                             ------------   ------------  ------------   -----------  -----------
Liabilities:
     Payable to investment advisor........         67,832         97,975       205,083            --           --
     Payable to distributor...............         37,389         66,569        98,732        16,173       10,053
     Payable for investment securities
      purchased...........................             --             --       106,377     7,221,063    1,336,855
     Payable for capital stock redeemed...         17,080         16,544       233,651        89,689      156,573
     Dividend payable.....................             --             --            --        51,095       22,297
     Accrued expenses and other
      liabilities.........................         85,854        163,204       176,080        63,579       56,689
                                             ------------   ------------  ------------   -----------  -----------
        Total liabilities.................        208,155        344,292       819,923     7,441,599    1,582,467
                                             ------------   ------------  ------------   -----------  -----------
Net Assets................................   $114,843,220   $200,583,154  $338,709,933   $55,645,311  $38,046,228
                                             ============   ============  ============   ===========  ===========
Net Assets Consist of:
     Capital paid-in......................    $66,775,335   $114,506,884  $225,241,540   $54,912,322  $37,261,805
     Undistributed (distributions in
      excess of) net investment income....        (47,430)       406,032       458,067            --           --
     Accumulated net realized gain
      (loss) on investments...............      2,912,659      4,587,845       792,937       (38,583)    (210,193)
     Net unrealized appreciation
      on investments......................     45,202,656     81,082,393   112,217,389       771,572      994,616
                                             ------------   ------------  ------------   -----------  -----------
                                             $114,843,220   $200,583,154  $338,709,933   $55,645,311  $38,046,228
                                             ============   ============  ============   ===========  ===========
Class A Shares:
     Net assets...........................  $  98,819,521   $170,116,108  $311,805,978   $51,568,112  $37,007,436
                                             ============   ============  ============   ===========  ===========
     Shares outstanding...................      5,917,651      7,413,494    12,789,339     5,065,096    3,601,842
                                             ============   ============  ============   ===========  ===========
     Net asset value and redemption
      value per share.....................         $16.70         $22.95        $24.38        $10.18       $10.27
                                                   ======         ======        ======        ======       ======
     Maximum offering price per share
      (net asset value plus sales charge of
      4.75% of offering price)............         $17.53         $24.09        $25.60        $10.69       $10.78
                                                   ======         ======        ======        ======       ======
Class B Shares:
     Net assets...........................  $  16,023,699  $  30,467,046 $  26,903,955  $  4,077,199 $  1,038,792
                                             ============   ============  ============   ===========  ===========
     Shares outstanding...................        971,998      1,330,282     1,115,421       400,435      101,117
                                             ============   ============  ============   ===========  ===========
     Net asset value and offering price
      per share...........................         $16.49         $22.90        $24.12        $10.18       $10.27
                                                   ======         ======        ======        ======       ======



See notes to financial statements.


Winthrop Focus Funds--Statement of Operations for the period ended April 30, 1998 (unaudited)
---------------------------------------------------------------------------------------------


                                                                               Small        Fixed
                                                    Growth     Growth and     Company       Income      Municipal
                                                     Fund      Income Fund  Value Fund       Fund      Trust Fund
                                                  ----------   -----------   ----------   ----------   ----------
Investment Income:
     Dividends................................ $     611,994    $1,635,799   $1,980,161  $        --  $        --
     Interest.................................        73,541       335,852      547,751    1,784,641      904,600
                                                  ----------    ----------   ----------   ----------   ----------
         Total investment income..............       685,535     1,971,651    2,527,912    1,784,641      904,600
                                                  ----------    ----------   ----------   ----------   ----------
Expenses:
     Investment advisory fees (Note B)........       379,940       550,918    1,167,758      175,629      115,354
     Distribution fees--Class A (Note B)......       135,276       238,360      438,229       78,630       54,271
     Distribution fees--Class B (Note B)......        64,580       121,344      110,117       18,908        3,661
     Transfer agent fees......................        53,600        69,500      120,700       29,500       26,130
     Custodian fees...........................        40,900        55,000       85,700       34,500       25,700
     Legal fees...............................         5,000        13,000       15,500        4,000        2,500
     Auditing fees............................         5,000        11,500       26,000        3,500        3,500
     Printing fees............................        11,000        25,000       40,500        6,000        3,000
     Trustees' fees...........................         4,500        10,000       14,500        3,500        2,500
     Registration fees........................        18,000        36,000       46,000       16,000       15,000
     Miscellaneous............................         6,360        15,300       28,650        3,687        3,208
     Amortization of organization costs
      (Note A)................................            --            --           --           --       10,505
                                                  ----------    ----------   ----------   ----------   ----------
        Total expenses........................       724,156     1,145,922    2,093,654      373,854      265,329
        Less expenses reimbursed by
         investment advisor (Note B)..........            --            --           --      (79,612)     (78,201)
                                                  ----------    ----------   ----------   ----------   ----------
        Net expenses..........................       724,156     1,145,922    2,093,654      294,242      187,128
                                                  ----------    ----------   ----------   ----------   ----------
Net Investment Income (Loss)..................       (38,621)      825,729      434,258    1,490,399      717,472
                                                  ----------    ----------   ----------   ----------   ----------
Realized and Unrealized Gain on
 Investments--Note C:
     Net realized gain on investments.........     2,914,055     4,610,651   16,050,779      624,884      236,863
     Net change in unrealized appreciation
      on investments..........................    17,355,258    26,584,177   16,359,288     (523,054)    (304,337)
                                                  ----------    ----------   ----------   ----------   ----------
     Net realized and unrealized gain (loss)
      on investments..........................    20,269,313    31,194,828   32,410,067      101,830      (67,474)
                                                  ----------    ----------   ----------   ----------   ----------
Increase in Net Assets from Operations........   $20,230,692   $32,020,557  $32,844,325 $  1,592,229  $   649,998
                                                  ==========    ==========   ==========   ==========   ==========


See notes to financial statements.

Winthrop Focus Funds--Statement of Changes in Net Assets
--------------------------------------------------------


                                                                 Growth Fund            Growth and Income Fund
                                                         ---------------------------- ----------------------------
                                                          Six Months     Year Ended     Six Months    Year Ended
                                                        Ended 04/30/98+   10/31/97    Ended 04/30/98+  10/31/97
                                                        --------------  ------------  -------------- ------------

Operations:
     Net investment income (loss).................      $     (38,621)   $   133,527  $     825,729 $   1,575,782
     Net realized gain on investments.............          2,914,055      5,220,436      4,610,651     6,767,295
     Net change in unrealized appreciation on
       investments................................         17,355,258     13,577,222     26,584,177    28,947,100
                                                         ------------   ------------   ------------  ------------
     Increase in net assets from operations.......         20,230,692     18,931,185     32,020,557    37,290,177
                                                         ------------   ------------   ------------  ------------
Dividends and Distributions to Shareholders from:
     Investment income:
      Class A.....................................           (101,689)      (280,254)      (674,596)   (1,549,544)
      Class B.....................................                 --        (10,276)       (27,525)      (43,477)
     Realized gains on investments:

      Class A.....................................         (4,620,622)    (6,295,539)    (5,671,791)  (11,011,422)
      Class B.....................................           (589,148)      (298,769)      (780,788)     (683,252)
                                                         ------------   ------------   ------------  ------------
     Total dividends and distributions to
       shareholders...............................         (5,311,459)    (6,884,838)    (7,154,700)  (13,287,695)
                                                         ------------   ------------   ------------  ------------
Capital Stock Transactions--(Net) Note D                     ,619,616      9,985,223     10,466,836    20,899,863
                                                         ------------   ------------   ------------  ------------
     Total increase in net assets.................         21,538,849     22,031,570     35,332,693    44,902,345
Net Assets:
     Beginning of year............................         93,304,371     71,272,801    165,250,461   120,348,116
                                                         ------------   ------------   ------------  ------------
     End of period (including undistributed net
      investment income of $92,880 for the Growth
      Fund at 10/31/97, and $406,032 and $282,424
      for the Growth and Income Fund at 04/30/98
      and 10/31/97, respectively).................       $114,843,220  $  93,304,371   $200,583,154  $165,250,461
                                                         ============   ============   ============  ============

                                                          Small Company Value Fund         Fixed Income Fund
                                                         ---------------------------- ----------------------------
                                                          Six Months     Year Ended     Six Months    Year Ended
                                                        Ended 04/30/98+   10/31/97    Ended 04/30/98+  10/31/97
                                                        --------------  ------------  -------------- ------------

Operations:
     Net investment income........................     $      434,258 $      890,373  $   1,490,399  $  3,245,250
     Net realized gain on investments.............         16,050,779     16,196,036        624,884       314,714
     Net change in unrealized appreciation
      on investments..............................         16,359,288     55,151,733       (523,054)     168,816
                                                         ------------   ------------   ------------  ------------
     Increase in net assets from operations.......         32,844,325     72,238,142      1,592,229     3,728,780
                                                         ------------   ------------   ------------  ------------
Dividends and Distributions to Shareholders from:
     Investment income:
      Class A.....................................           (808,971)    (1,023,009)    (1,402,892)   (3,122,839)
      Class B.....................................                 --        (22,095)       (87,507)     (122,411)
     Realized gains on investments:
      Class A.....................................        (15,177,402)    (8,883,595)            --            --
      Class B.....................................         (1,010,450)      (251,999)            --            --
                                                         ------------   ------------   ------------  ------------
     Total dividends and distributions to
       shareholders...............................        (16,996,823)   (10,180,698)    (1,490,399)   (3,245,250)
                                                         ------------   ------------   ------------  ------------
Capital Stock Transactions--(Net) Note D                   21,466,673      5,317,133     (2,586,451)     (370,950)
                                                         ------------   ------------   ------------  ------------
     Total increase (decrease) in net assets......         37,314,175     67,374,577     (2,484,621)     112,580
Net Assets:
     Beginning of year............................        301,395,758    234,021,181     58,129,932    58,017,352
                                                         ------------   ------------   ------------  ------------
     End of period (including undistributed net
      investment income of $458,067 and $832,780
      for the Small Company Value Fund at 04/30/98
      and 10/31/97, respectively).................       $338,709,933   $301,395,758  $  55,645,311 $  58,129,932
                                                         ============   ============   ============  ============
+ Unaudited.


See notes to financial statements.

--------------------------------------------------------------------

                                                                                          Municipal Trust Fund
                                                                                      ----------------------------
                                                                                        Six Months     Year Ended
                                                                                      Ended 04/30/98+   10/31/97
                                                                                      --------------   -----------
Operations:
     Net investment income...........................                                   $    717,472  $  1,642,523
     Net realized gain on investments................                                        236,863       279,215
     Net change in unrealized appreciation
      on investments.................................                                       (304,337)      746,848
                                                                                        -----------    -----------
     Increase in net assets from operations..........                                        649,998     2,668,586
                                                                                        -----------    -----------
Dividends and Distributions to Shareholders from:
     Investment income:
      Class A........................................                                       (705,890)   (1,623,296)
      Class B........................................                                        (11,582)      (19,227)
                                                                                        -----------    -----------
     Total dividends and distributions to shareholders                                      (717,472)   (1,642,523)
                                                                                        -----------    -----------
Capital Stock Transactions--(Net) Note D                                                   1,689,768    (3,884,712)
                                                                                        -----------    -----------
     Total increase (decrease) in net assets.........                                      1,622,294    (2,858,649)
Net Assets:
     Beginning of year...............................                                     36,423,934    39,282,583
                                                                                         -----------    ----------
     End of period...................................                                    $38,046,228   $36,423,934
                                                                                         ===========    ==========

+ Unaudited.

See notes to financial statements.

Winthrop Focus Funds--Notes to Financial Statements April 30, 1998 (unaudited)
------------------------------------------------------------------------------


Note (A) Significant Accounting Policies. Winthrop Focus Funds ("Winthrop" or "Funds") operates as a series company currently consisting of five portfolios (the "Portfolios"): Winthrop Growth Fund, Winthrop Growth and Income Fund, Winthrop Small Company Value Fund, Winthrop Fixed Income Fund, and Winthrop Municipal Trust Fund. Winthrop, organized as a Massachusetts business trust on November 26, 1985, constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended ("Act"). Effective February 20, 1997, the Winthrop Small Company Value Fund's name was changed from the Winthrop Aggressive Growth Fund.

The investment objective of the Winthrop Growth Fund and the Winthrop Growth and Income Fund is long-term capital appreciation. The Winthrop Growth and Income Fund also seeks continuity of income. The investment objective of the Winthrop Small Company Value Fund is a high level of growth of capital. The Winthrop Fixed Income Fund aims to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. The Winthrop Municipal Trust Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in high grade tax-exempt municipal securities.

Effective February 28, 1996, each Fund commenced offering two classes of shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Wood, Struthers & Winthrop Management Corp. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP ("AXA"), a member of a large French insurance group. AXA is indirectly controlled by a group of four French insurance companies.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by Winthrop.

   (1) Security Valuation: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

------------------------------------------------------------------------------

   (2) Repurchase Agreements: The Funds may enter into repurchase agreements with financial institutions, deemed to be credit worthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

   (3) Federal Income Taxes: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fixed Income Fund has an unused capital loss carryover of approximately $556,000 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1997. If not applied, the carryover expires in fiscal 2004. The Municipal Trust Fund has an unused capital loss carryover of approximately $447,000 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1997. If not applied, the carryover expires in fiscal 2003.

   (4) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

   (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

   (6) Deferred Organization Costs: The Municipal Trust Fund will reimburse the Advisor for costs incurred in connection with the Municipal Trust Fund's organization. The costs are being amortized on a straight-line basis over sixty months commencing July 28, 1993.

Note (B) Advisory and Distribution Services Agreement: Under its Advisory Agreement with Winthrop, the Advisor will provide investment advisory services and order placement facilities for Winthrop and pay all compensation of Trustees of Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish Winthrop, without charge, management supervision and assistance and office facilities. Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Small Company Value Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of 1%
of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; and Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance. Such fees will be accrued daily and paid monthly.

------------------------------------------------------------------------------

For the six months ended April 30, 1998, the Advisor reduced its management fees and reimbursed operating expenses by the amount that total fund operating expenses exceeded 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares of the Fixed Income Fund and Municipal Trust Fund. For the period May 1, 1998 through October 31, 1998, the Advisor has agreed, with respect to both Funds, to continue to reduce its management fees and reimburse operating expenses by the amount that total fund operating expenses exceed 1.00% of the average daily net assets of each Fund's Class A shares and 1.70% of the average daily net assets of each Fund's Class B shares. After October 31, 1998, the Advisor may, in its sole discretion, determine to discontinue this practice with respect to both or either of such Funds. As a result of the voluntary assumption of expenses, the Advisor reimbursed the Fixed Income Fund and Municipal Trust Fund $79,612 and $78,201, respectively, during the six months ended April 30, 1998.

Pursuant to Rule 12b-1 under the Act, Winthrop has entered into a Distribution Services Agreement (the "Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, Winthrop's Distributor, under which Winthrop pays a distribution services fee to the Distributor at an annual rate of .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including Winthrop) to finance the distribution of Winthrop's shares.

Note (C) Investment Transactions: For federal income tax purposes, the cost of securities owned at April 30, 1998, was substantially the same as the cost of securities for financial statement purposes. At April 30, 1998, the components of the net unrealized appreciation (depreciation) on investments were as follows:


                                             Growth    Growth and Income  Small CompanyFixed Income Municipal Trust
                                              Fund           Fund          Value Fund      Fund          Fund
                                           ----------   ---------------  ------------   ----------   ------------

Gross appreciation (investments having
  an excess of value over cost).........  $45,299,499    $ 82,498,334  $ 114,943,509   $     795,991  $  1,042,289
Gross depreciation (investments having
   an excess of cost over value)........      (96,843)     (1,415,941)    (2,726,120)       (24,419)       (47,673)
                                           ----------     ----------     -----------      ----------   -----------
Net unrealized appreciation of
  investments...........................  $45,202,656    $ 81,082,393  $ 112,217,389   $    771,572   $    994,616
                                           ==========     ===========    ===========      ==========   ===========


     For the period ended April 30, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:



                                             Growth    Growth and Income  Small CompanyFixed Income Municipal Trust
                                              Fund           Fund          Value Fund      Fund          Fund
                                           ----------   ---------------   ------------  ----------   ------------

Purchases                                 $13,968,238     $21,571,544     $56,573,393   $33,743,388    $7,137,921
Sales                                      13,112,237      16,122,374      30,043,536    34,483,596     4,109,861


------------------------------------------------------------------------------

Note (D) Shares of Beneficial Interest: There is an unlimited number of shares ($0.01 par value authorized). Transactions in shares of beneficial interest were as follows:


                                           GROWTH FUND                           GROWTH AND INCOME FUND
                           ---------------------------------------      ---------------------------------------
                               Period Ended                                 Period Ended
                              April 30, 1998    Year Ended October 31,     April 30, 1998    Year Ended October 31,
                                (unaudited)              1997                (unaudited)              1997
                           -------------------   -------------------    -------------------   -------------------
                            Shares     Amount     Shares     Amount      Shares     Amount     Shares     Amount
                            ------     ------     ------     ------      ------     ------     ------     ------

Class A
Shares sold................  206,784  $3,173,650   437,629   $5,865,281   363,173  $7,869,641     893,473   $16,234,868
Shares issued through
  reinvestment of dividends
  and distributions........  302,097   4,107,992    473,727   5,681,333   274,016   5,399,625     645,324    10,634,266
                            --------  ----------   --------  ----------  --------  ----------    --------    ----------
                             508,881   7,281,642    911,356  11,546,614   637,189  13,269,266   1,538,797    26,869,134
                            --------  ----------   --------  ----------  --------  ----------    --------    ----------
Shares redeemed............ (286,283) (4,413,937)  (582,439) (7,873,990) (471,137)(10,335,693)   (915,088)  (16,802,597)
                            --------  ----------   --------  ----------  --------  ----------    --------    ----------
Net increase...............  222,598  $2,867,705    328,917  $3,672,624   166,052 $ 2,933,573     623,709   $10,066,537
                            ========  ==========   ========  ==========  ========  ==========    ========    ==========
Class B
Shares sold................  229,948  $3,504,328    474,191  $6,445,214   356,459  $7,754,099     614,345   $11,255,686
Shares issued through
  reinvestment of dividends
  and distributions........   43,383     583,063     25,191     300,539    40,111     783,084      42,360       694,854
                            --------  ----------   --------  ----------  --------  ----------    --------    ----------
                             273,331   4,087,391    499,382   6,745,753   396,570   8,537,183     656,705    11,950,540
                            --------  ----------   --------  ----------  --------  ----------    --------    ----------
Shares redeemed............  (21,338)   (335,480)   (30,834)   (433,154)  (46,636) (1,003,920)    (58,047)   (1,117,214)
                            --------  ----------   --------  ----------  --------  ----------    --------    ----------
Net increase...............  251,993 $ 3,751,911    468,548 $ 6,312,599   349,934 $ 7,533,263     598,658   $10,833,326
                            ========  ==========   ========  ==========  ========  ==========    ========    ==========



                                    SMALL COMPANY VALUE FUND                        FIXED INCOME FUND
                           ---------------------------------------     ---------------------------------------
                               Period Ended                                Period Ended
                              April 30, 1998    Year Ended October 31,    April 30, 1998    Year Ended October 31,
                                (unaudited)              1997               (unaudited)              1997
                           -------------------   -------------------   -------------------   -------------------
                            Shares     Amount     Shares     Amount     Shares     Amount     Shares     Amount
                             -----     ------      -----     ------      -----     ------      -----     ------
Class A
Shares sold...............   760,910 $17,352,860  1,563,609 $32,372,641   393,531 $ 4,018,507   1,007,188  $ 10,106,275
Shares issued through
  reinvestment of dividends
  and distributions........  687,065  14,965,287    520,341   9,336,451   106,514   1,086,039     227,876     2,280,614
                            --------  ----------   --------  ----------  --------  ----------   --------     ----------
                           1,447,975  32,318,147  2,083,950  41,709,092   500,045   5,104,546   1,235,064     2,386,889
                            -------- ----------   --------   ----------  --------  ----------    --------    ----------
Shares redeemed...........  (785,167)(18,094,808)(2,325,116)(45,822,643) (822,568) (8,386,906) (1,447,949)  (14,465,843)
                            -------- ----------   --------   ----------  --------  ----------    --------    ----------
Net increase (decrease)..    662,808 $14,223,339   (241,166)$(4,113,551) (322,523)$(3,282,360)   (212,885) $ (2,078,954)
                            ========  ==========   ========  ==========  ========  ==========    ========    ==========
Class B*
Shares sold..............    309,982 $ 7,079,010    488,038 $10,257,289   136,988 $ 1,396,356     234,034   $ 2,345,418
Shares issued through
  reinvestment of dividends
  and distributions......     45,727     985,428     14,941     266,712     6,394      65,208       9,475        94,809
                            --------  ----------   --------  ----------  --------  ----------    --------    ----------
                             355,709   8,064,438    502,979  10,524,001   143,382   1,461,564     243,509     2,440,227
                            --------  ----------   --------  ----------  --------  ----------    --------    ----------
Shares redeemed...........   (36,046)   (821,104)   (50,994) (1,093,317)  (74,977)   (765,655)    (73,268)     (732,223)
                            --------  ----------   --------  ----------  --------  ----------    --------    ----------
Net increase..............   319,663  $7,243,334    451,985 $ 9,430,684    68,405  $  695,909     170,241    $1,708,004
                            ========  ==========   ========  ==========  ========  ==========    ========   ==========

------------------------------------------------------------------------------


                                      MUNICIPAL TRUST FUND
                           ---------------------------------------
                               Period Ended
                              April 30, 1998    Year Ended October 31,
                                (unaudited)              1997
                           -------------------   -------------------
                            Shares     Amount     Shares     Amount
                             -----     ------      -----     ------
Class A
Shares sold..............    475,912  $4,931,053    620,191 $ 6,261,100
Shares issued through
  reinvestment of dividends
  and distributions.......    55,365     574,041    124,371   1,258,384
                            --------  ----------   --------  ----------
                             531,277   5,505,094    744,562   7,519,484
                            --------  ----------   --------  ----------
Shares redeemed...........  (414,545) (4,315,672)(1,134,519)(11,447,099)
                            --------  ----------   --------  ----------
Net increase (decrease)      115,732 $ 1,189,422   (389,957)$(3,927,615)
                            ========  ==========   ========  ==========
Class B
Shares sold...............    48,057  $  500,101     36,704 $   373,121
Shares issued through
  reinvestment of
  dividends...............       553       5,731      1,332      13,451
                            --------  ----------   --------  ----------
                              48,610     505,832     38,036     386,572
                            --------  ----------   --------  ----------
Shares redeemed...........      (527)     (5,486)   (33,844)   (343,669)
                            --------  ----------   --------  ----------
Net increase..............    48,083  $  500,346      4,192  $   42,903
                            ========  ==========   ========  ==========

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.



                              Net                                                                      Ratio of
                         Realized and                         Net                          Ratio of      Net
     Net Asset            Unrealized   Dividends Distribut-  Asset             Net Assets   Expenses   Investment
      Value,       Net     Gains or    from Net  ions from   Value,               End of    to Average  Income (Loss) Portfolio
     Beginning Investment (Losses) on Investment  Capital      End      Total     Period        Net     to Average    Turnover
     of Period   Income   Securities    Income     Gains    of Period  Return+ (000 omitted)  Assets    Net Assets     Rate
     --------   --------   --------   --------  --------   --------  --------   --------    --------    --------     --------

Growth Fund
Class A

         Six Months Ended April 30, (unaudited)

1998    $14.56     $0.018    $2.951   ($0.017)   ($0.812)    $16.70     21.70%   $98,820      1.32%(1)   0.02% (1)  13.0%
         Years Ended October 31,
1997     12.69      0.028     3.065    (0.048)    (1.175)     14.56     26.48     82,926      1.36       0.21       41.1
1996     11.35      0.053     2.107    (0.038)    (0.782)     12.69     20.32     68,096      1.48       0.47       60.6
1995     10.82      0.037     1.190    (0.012)    (0.685)     11.35     12.21     55,946      1.63       0.35      101.7
1994     10.97      0.014     0.435     --        (0.599)     10.82      4.15     52,455      1.65       0.06       28.2
1993     11.10      0.061     1.386    (0.077)    (1.500)     10.97     14.36     49,446      1.36       0.56       61.7
Class B (2)

         Six Months Ended April 30, (unaudited)

1998     14.41     (0.047)    2.939     --        (0.812)     16.49     21.35     16,024      2.02  (1) (0.72)  (1) 13.0
         Years Ended October 31,
1997     12.63     (0.030)    3.016    (0.031)    (1.175)     14.41     25.66     10,378      2.06      (0.51)      41.1
1996     11.88     (0.013)    0.763     --           --       12.63      6.40      3,177      2.17  (1) (0.34)  (1) 60.6
Growth and Income Fund
Class A

         Six Months Ended April 30, (unaudited)

1998    $20.09     $0.197    $3.534   ($0.090)   ($0.781)    $22.95     19.31%  $170,116      1.16%(1)   1.00%  (1)  8.9%
         Years Ended October 31,
1997     17.18      0.211     4.588    (0.214)    (1.675)     20.09     30.53    145,586      1.22       1.15       19.8
1996     14.57      0.266     2.935    (0.241)    (0.350)     17.18     22.60    113,803      1.36       1.68       44.0
1995     13.38      0.254     1.769    (0.266)    (0.567)     14.57     16.10     87,975      1.58       1.94       31.8
1994     13.42      0.244     0.358    (0.223)    (0.419)     13.38      4.58     67,020      1.64       1.88       25.9
1993     12.35      0.270     1.720    (0.271)    (0.649)     13.42     16.93     52,166      1.33       2.12       36.4
Class B (2)

         Six Months Ended April 30, (unaudited)

1998     20.06      0.050     3.595    (0.024)    (0.781)     22.90     18.89     30,467      1.86  (1)  0.30  (1)   8.9
         Years Ended October 31,
1997     17.15      0.079     4.577    (0.071)    (1.675)     20.06     29.59     19,664      1.92       0.39       19.8
1996     16.05      0.136     1.109    (0.145)       --       17.15      7.67      6,545      1.99  (1)  1.06  (1)  44.0
Small Company Value Fund
Class A

         Six Months Ended April 30, (unaudited)

1998    $23.34     $0.100    $2.258   ($0.063)   ($1.255)    $24.38     10.79%  $311,806      1.28%(1)   0.33% (1)   9.8%
         Years Ended October 31,
1997     18.41      0.073     5.661    (0.081)    (0.723)     23.34     32.48    283,001      1.35       0.37       21.1
1996     16.61      0.084     2.162    (0.037)    (0.409)     18.41     13.80    227,716      1.47       0.48       35.1
1995     15.65      0.035     1.621       --      (0.696)     16.61     11.10    202,730      1.64       0.23       25.1
1994     16.11      0.105     0.603    (0.026)    (1.142)     15.65      4.67    144,624      1.70      (0.04)      31.6
1993     14.00      0.123     3.195    (0.011)    (1.197)     16.11     25.34     77,903      1.44       0.32      134.3
Class B (2)

         Six Months Ended April 30, (unaudited)

1998     23.12     (0.038)    2.293       --      (1.255)     24.12     10.40     26,904      1.98  (1) (0.37) (1)   9.8
         Years Ended October 31,
1997     18.34     (0.021)    5.576    (0.052)    (0.723)     23.12     31.55     18,395      2.05      (0.32)      21.1
1996     17.41     (0.023)    0.953       --         --       18.34      5.28      6,305      2.15  (1) (0.34)  (1) 35.1


-------------------
 + Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

(1) Annualized

(2) Winthrop commenced offering Class B shares on February 28, 1996.


                              Net                                                                      Ratio of
                         Realized and                         Net                          Ratio of      Net
     Net Asset            Unrealized   Dividends Distribut-  Asset             Net Assets   Expenses   Investment
      Value,       Net     Gains or    from Net  ions from   Value,               End of    to Average  Income (Loss) Portfolio
     Beginning Investment (Losses) on Investment  Capital      End      Total     Period        Net     to Average    Turnover
     of Period   Income   Securities    Income     Gains    of Period  Return+ (000 omitted)  Assets    Net Assets     Rate
     --------   --------   --------   --------  --------   --------  --------   --------    --------    --------     --------

Fixed Income Fund
Class A

         Six Months Ended April 30, (unaudited)

1998    $10.16     $0.271    $0.020   ($0.271)     $  --   $10.18       2.89%   $51,568         1.00%(1)  5.34%(1)  62.1%
         Years Ended October 31,
1997     10.07      0.575     0.090    (0.575)        --    10.16       6.84     54,755        1.00      5.74      119.3
1996     10.22      0.577    (0.150)   (0.577)        --    10.07       4.34     56,388        1.00      5.72       90.2
1995      9.66      0.588     0.560    (0.588)        --    10.22      12.23     53,885        1.00      5.90       66.1
1994     10.93      0.567    (1.027)   (0.567)     (0.243)   9.66     (4.37)     39,150        0.93      5.58       55.9
1993     10.40      0.622     0.567    (0.622)     (0.037)  10.93      11.79     40,881        0.83      5.79       95.6
Class B (3)

         Six Months Ended April 30, (unaudited)

1998     10.16      0.235     0.020    (0.235)       --      10.18       2.53      4,077        1.70  (1) 4.64  (1)  62.1
         Years Ended October 31,
1997     10.07      0.504     0.090    (0.504)       --      10.16       6.10      3,375        1.70      4.99      119.3
1996     10.22      0.339    (0.150)   (0.339)       --      10.07       2.23      1,629        1.70  (1) 5.03  (1)  90.2
Municipal Trust Fund
Class A

         Six Months Ended April 30, (unaudited)

1998    $10.29     $0.201   ($0.020)  ($0.201)     $  --   $10.27       1.75%   $37,007         1.00%(1)  3.89%(1)  11.2%
         Years Ended October 31,
1997     10.01      0.445     0.280    (0.445)        --    10.29       7.37     35,878        0.70      4.38       84.3
1996     10.06      0.425    (0.050)   (0.425)        --    10.01       3.83     38,794        0.80      4.26       79.3
1995      9.51      0.389     0.550    (0.389)        --    10.06      10.06     39,059        1.00      3.97       49.3
1994     10.10      0.365    (0.590)   (0.365)        --     9.51     (2.27)     34,470        0.83      3.71       42.5
1993+    10.00      0.085     0.100    (0.085)        --    10.10   7.15 (1)     33,794        0.75  (1) 3.28  (1)  --
Class B (3)

         Six Months Ended April 30, (unaudited)

1998     10.29      0.164    (0.020)   (0.164)        --     10.27       1.40      1,039        1.70  (1) 3.19  (1)  11.2
         Years Ended October 31,
1997     10.01      0.370     0.280    (0.370)        --     10.29       6.62       ,546        1.40      3.66       84.3
1996     10.12      0.248    (0.110)   (0.248)        --     10.01       1.42       ,489        1.23  (1) 3.81  (1)  79.3



------------------
 +  Commencement of operations for the Municipal Trust Fund was July 28, 1993.

    Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

(1) Annualized

(2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, as follows: Fixed Income Fund Class A shares, .28% (annualized) for the six months ended 04/30/98, .30%, .34%, .51%, .67%, and .58% for the years ended 10/31/97, 96, 95, 94, and 93, respectively; Fixed Income Fund Class B shares, .28% (annualized) for the six months ended 04/30/98, .30% for the year ended 10/31/97, and .34% (annualized) for the period 2/28/96 through 10/31/96; Municipal Trust Fund Class A shares, .42% (annualized) for the six months ended 04/30/98, .74%, .64%, .58%, .77% and 1.15% (annualized) for the years ended 10/31/97, 96,
    95, 94 and 93, respectively, and Municipal Trust Fund Class B shares, .42% (annualized) for the six months ended 04/30/98, .74% for the year ended 10/31/97, and .64% (annualized ) for the period 2/28/96 through 10/31/96.

(3) Winthrop commenced offering Class B shares on February 28, 1996.

                             WINTHROP FOCUS FUNDS
                                (800)225-8011

                                   TRUSTEES

    G. Moffett Cochran          Carl B. Menges            William C. Simpson
      Robert L. Bast           John J. Sheehan              Peter F. Krogh
      James A. Engle           Dennis G. Little             Stephen K. West
         Stig Host            William H. Mathers

                                   OFFICERS

                  G. Moffett Cochran, Chairman and President
                      Sam M. D'Agostino, Vice President
                        James A. Engle, Vice President
            Martin Jaffe, Vice President, Treasurer and Secretary
                      Richard J. Hanlon, Vice President
                       Cathy A. Jameson, Vice President
                      Brian A. Kammerer, Vice President
                     Marybeth B. Leithead, Vice President
                      Hugh M. Neuburger, Vice President
                        Roger W. Vogel, Vice President

                              INVESTMENT ADVISOR

                  Wood Struthers & Winthrop Management Corp.
     An Investment Management Subsidiary of Donaldson, Lufkin & Jenrette
                     277 Park Avenue, New York, NY 10172

                                  CUSTODIAN

                                Citibank, N.A.
                     111 Wall Street, New York, NY 10043

                                TRANSFER AGENT

                   First Data Investor Services Group, Inc.
                     P.O. Box 61503 (3200 Horizon Drive)
                        King of Prussia, PA 19406-0903

                                 DISTRIBUTOR

             Donaldson, Lufkin & Jenrette Securities Corporation
                     277 Park Avenue, New York, NY 10172

                             INDEPENDENT AUDITORS

                              Ernst & Young LLP
                    787 Seventh Avenue, New York, NY 10019

                                LEGAL COUNSEL

                             Sullivan & Cromwell
                     125 Broad Street, New York, NY 10004

 This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

                          WOOD, STRUTHERS & WINTHROP

                               ESTABLISHED 1871

                                    [LOGO]

                     INVESTMENT MANAGEMENT SUBSIDIARY OF
                         DONALDSON, LUFKIN & JENRETTE
                            SECURITIES CORPORATION

                            (THE FUND DISTRIBUTOR)

                                  WFF-2 6/98



                                   WINTHROP
                                 MUTUAL FUNDS


                          WINTHROP FIXED INCOME FUND
                             WINTHROP GROWTH FUND
                       WINTHROP GROWTH AND INCOME FUND
                        WINTHROP MUNICIPAL TRUST FUND
                      WINTHROP SMALL COMPANY VALUE FUND

                                APRIL 30, 1998

                                 SEMI-ANNUAL
                                    REPORT